Capital management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of financial assets and liabilities according to the accounting classification
The following table sets forth the breakdown of financial assets and liabilities according to the accounting classification. It also shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy. It does not include information on the fair value of financial assets and liabilities, when the carrying amount is a reasonable approximation of the fair value.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3 (*)	Total
As of December 31, 2023
Financial assets
Cash and cash equivalents	—	—	4,259,379	4,259,379	—	—	—	—
Amounts due from financial institutions	—	—	3,718,506	3,718,506	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,664,415	2,664,415	—	—	—	—
Securities
Financial treasury bills (LFT)	—	9,212,930	—	9,212,930	9,212,930	—	—	9,212,930
National treasury bills (LTN)	—	415,471	—	415,471	415,471	—	—	415,471
National treasury notes (NTN)	—	3,931,671	—	3,931,671	3,931,671	—	—	3,931,671
Debentures	—	330,705	—	330,705	—	330,705	—	330,705
Certificates of real estate receivables	—	104,270	—	104,270	—	104,270	—	104,270
Financial bills	—	22,817	—	22,817	—	22,817	—	22,817
Commercial promissory notes	—	214,157	—	214,157	—	214,157	—	214,157
Fair value through other comprehensive income - FVOCI	—	14,232,021	—	14,232,021	13,560,072	671,949	—	14,232,021
Financial treasury bills (LFT)	420,336	—	—	420,336	420,336	—	—	420,336
Investment fund quotas	358,332	—	—	358,332	3,974	354,358	—	358,332
Certificates of real estate receivables	182,319	—	—	182,319	—	182,319	—	182,319
Certificates of agricultural receivables	64,371	—	—	64,371	—	64,371	—	64,371
Debentures	281,566	—	—	281,566	—	281,566	—	281,566
Financial bills	73,808	—	—	73,808	—	73,808	—	73,808
Bank deposit certificates	55,597	—	—	55,597	—	55,597	—	55,597
Commercial promissory notes	2,659	—	—	2,659	—	2,659	—	2,659
Agribusiness credit bills (LCA)	10,684	—	—	10,684	—	10,684	—	10,684
Real estate credit bills (LCI)	1,352	—	—	1,352	60	1,292	—	1,352
National treasury notes (NTN)	27,576	—	—	27,576	27,576	—	—	27,576
Fair value through profit or loss - FVTPL	1,478,600	—	—	1,478,600	451,946	1,026,654	—	1,478,600
Debentures	—	—	32,780	32,780	—	—	—	—
National treasury notes (NTN)	—	—	665,413	665,413	—	—	—	—
Rural product bill	—	—	459,298	459,298	—	—	—	—
Amortized cost	—	—	1,157,491	1,157,491	—	—	—	—
Derivative financial assets	4,238	—	—	4,238	—	4,238	—	4,238
Loans and advances to customers, net of provisions for expected loss	—	—	27,900,543	27,900,543	—	—	—	—
Other assets	109,682	—	—	109,682	—	—	109,682	109,682
Total	1,592,520	14,232,021	39,700,334	55,524,875	14,012,018	1,702,841	109,682	15,824,541

Financial liabilities
Liabilities with financial institutions	—	—	9,522,469	9,522,469	—	—	—	—
Liabilities with customers	—	—	32,651,620	32,651,620	—	—	—	—
Securities issued	—	—	8,095,042	8,095,042	—	—	—	—
Derivative financial liabilities	15,063	—	—	15,063	—	15,063	—	15,063
Borrowing and onlending	—	—	107,412	107,412	—	—	—	—
Total	15,063	—	50,376,543	50,391,606	—	15,063	—	15,063

(*)    The financial assets classified as “Level 3” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration will be based on the results of Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3 (*)	Total
As of December 31, 2022
Financial assets
Cash and cash equivalents	—	—	1,331,648	1,331,648	—	—	—	—
Amounts due from financial institutions	—	—	4,258,856	4,258,856	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,854,778	2,854,778	—	—	—	—
Securities
Financial treasury bills (LFT)	—	4,652,445	—	4,652,445	4,652,445	—	—	4,652,445
National treasury bills (LTN)	—	589,496	—	589,496	589,496	—	—	589,496
National treasury notes (NTN)	—	3,541,780	—	3,541,780	3,541,780	—	—	3,541,780
Debentures	—	684,153	—	684,153	328,622	355,531	—	684,153
Certificates of real estate receivables	—	203,350	—	203,350	—	203,350	—	203,350
Financial bills	—	5,771	—	5,771	—	5,771	—	5,771
Commercial promissory notes	—	22,551	—	22,551	—	22,551	—	22,551
Fair value through other comprehensive income - FVOCI	—	9,699,546	—	9,699,546	9,112,343	587,203	—	9,699,546
Financial treasury bills (LFT)	37,131	—	—	37,131	37,131	—	—	37,131
Investment fund quotas	529,903	—	—	529,903	341,185	188,718	—	529,903
Certificates of real estate receivables	44,453	—	—	44,453	—	44,453	—	44,453
Certificates of agricultural receivables	237,750	—	—	237,750	—	237,750	—	237,750
Debentures	435,755	—	—	435,755	51,099	384,656	—	435,755
Financial bills	101,467	—	—	101,467	—	101,467	—	101,467
Bank deposit certificates	44,638	—	—	44,638	3,523	41,115	—	44,638
Commercial promissory notes	5,157	—	—	5,157	—	5,157	—	5,157
Agribusiness credit bills (LCA)	20,413	—	—	20,413	—	20,413	—	20,413
Real estate credit bills (LCI)	1,613	—	—	1,613	225	1,388	—	1,613
Others	384	—	—	384	384	—	—	384
Fair value through profit or loss - FVTPL	1,458,664	—	—	1,458,664	433,547	1,025,117	—	1,458,664
Debentures	—	—	112,914	112,914	—	—	—	—
National treasury notes (NTN)	—	—	645,373	645,373	—	—	—	—
Rural product bill	—	—	532,068	532,068	—	—	—	—
Amortized cost	—	—	1,290,355	1,290,355	—	—	—	—
Loans and advances to customers, net of provisions for expected loss	—	—	21,379,916	21,379,916	—	—	—	—
Other assets	87,318	—	—	87,318	—	—	87,318	87,318
Total	87,318	—	29,825,198	29,912,516	—	—	87,318	87,318

Financial liabilities
Liabilities with financial institutions	—	—	7,906,897	7,906,897	—	—	—	—
Liabilities with customers	—	—	23,642,804	23,642,804	—	—	—	—
Securities issued	—	—	6,202,165	6,202,165	—	—	—	—
Derivative financial liabilities	37,768	—	—	37,768	—	37,768	—	37,768
Borrowing and onlending	—	—	36,448	36,448	—	—	—	—
Total	37,768	—	37,788,314	37,826,082	—	37,768	—	37,768

(*)    The financial assets classified as “Level 3” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration will be based on the results of Inter Seguros’ EBITDA in 2021, 2022, 2023 and 2024.

Reconciliation of the opening balances to the closing balances investments categorized as Level 3 [Text Block]
The following table shows a reconciliation of the opening balances to the closing balances investments categorized as Level 3:

Others assets
Financial assets at fair value through profit or loss
Balance at January 1, 2023	87,318
Total gains or losses (realized / unrealized)	22,364
Balance at December 31, 2023	109,682